Supplementary information on oil and gas activities (unaudited) - Summary of estimated oil and natural gas proved reserves and technical volumes (Detail) - Proved Reserves [Member]		Dec. 31, 2024 MMBbls Bcf		Dec. 31, 2023 Bcf MMBbls		Dec. 31, 2022 Bcf MMBbls		Dec. 31, 2021 MMBbls Bcf
Mexico [member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed	[1]	2.1		1.8		0.2		0.3
Proved Undeveloped	[1]	5.3		5.5		2.7		3
Total proved reserves (developed and undeveloped)	[1]	7.4		7.3		2.9		3.3
Mexico [member] | Consumption plus Natural gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed | Bcf		4		4.5		0.1		0.2
Proved Undeveloped | Bcf		9.4		11.4		5.9		6
Total proved reserves (developed and undeveloped) | Bcf		13.4		15.9		6		6.2
Mexico [member] | Consumption plus Natural gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed		0.7		0.8		0		0
Proved Undeveloped		1.7		2		1.1		1.1
Total proved reserves (developed and undeveloped)		2.4		2.8		1.1		1.1
Argentina [Member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed	[1]	107		71		68.3		48.2
Proved Undeveloped	[1]	208.2		191.3		136.8		95.1
Total proved reserves (developed and undeveloped)	[1]	315.2	[2]	262.3	[2]	205.1	[3]	143.3
Argentina [Member] | Consumption plus Natural gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed | Bcf		109		85.5		99.2		90.8
Proved Undeveloped | Bcf		173.2		173.3		139.7		99.4
Total proved reserves (developed and undeveloped) | Bcf		282.2	[2]	258.8	[2]	238.9	[3],[4]	190.2	[4]
Argentina [Member] | Consumption plus Natural gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed		19.4		15.2		17.7		16.2
Proved Undeveloped		30.8		30.9		24.8		17.7
Total proved reserves (developed and undeveloped)		50.2	[2]	46.1	[2]	42.5	[3]	33.9

[1]	It refers to Crude oil, condensate, and LPG.
[2]	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations may have nonmaterial differences in the sums.
[3]	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations that appear in this note may not sum due to rounding.
[4]	Natural gas internal consumption stood at 11.1% as of December 31, 2022.